Property and Equipment, Net (Tables)	6 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment

Property and equipment consist of the following:

	June 30, 2025 (Audited)	December 31, 2025 (Unaudited)
	SGD	SGD	USD
Office equipment	55,373	55,373	43,061
Office furniture and fixtures	12,096	—	—
Leasehold improvements	94,516	—	—
Automobiles	79,905	—	—
Subtotal	241,890	55,373	43,061
Less: asset written off	(186,517)	—	—
Less: accumulated depreciation	(54,710)	(55,329)	(43,027)
Total	663	44	34